Operating segments (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments
Revenue	₽ 10,610	₽ 8,938
Profit (loss) before tax	2,011	1,688
Net profit/(loss)	1,599	1,327
PS
Disclosure of operating segments
Revenue	8,988	7,869
CFS
Disclosure of operating segments
Revenue	640	259
RB (Rocketbank)
Disclosure of operating segments
Revenue	437	275
CO
Disclosure of operating segments
Revenue	545	535
Operating segments
Disclosure of operating segments
Revenue	6,260	5,367
Profit (loss) before tax	2,184	2,030
Net profit/(loss)	1,754	1,653
Operating segments | PS
Disclosure of operating segments
Revenue	5,321	4,836
Profit (loss) before tax	3,724	3,580
Net profit/(loss)	3,051	2,988
Operating segments | CFS
Disclosure of operating segments
Revenue	566	218
Profit (loss) before tax	(659)	(667)
Net profit/(loss)	(522)	(532)
Operating segments | RB (Rocketbank)
Disclosure of operating segments
Revenue	23	(163)
Profit (loss) before tax	(803)	(604)
Net profit/(loss)	(660)	(490)
Operating segments | CO
Disclosure of operating segments
Revenue	350	476
Profit (loss) before tax	(78)	(279)
Net profit/(loss)	(115)	(313)
Material reconciling items, cost of revenue
Disclosure of operating segments
Revenue	4,350	3,571
Material reconciling items, fair value adjustments recorded on business combinations and their amortization
Disclosure of operating segments
Profit (loss) before tax	(84)	(102)
Net profit/(loss)	(84)	(102)
Material reconciling items, impairment of non-current assets
Disclosure of operating segments
Profit (loss) before tax	(20)
Net profit/(loss)	(20)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit (loss) before tax	(59)	(99)
Net profit/(loss)	(59)	(99)
Material reconciling items, Form F-3 and related expenses
Disclosure of operating segments
Profit (loss) before tax	(10)
Net profit/(loss)	(10)
Material reconciling items, foreign exchange loss from revaluation of cash proceeds received from secondary public offering
Disclosure of operating segments
Profit (loss) before tax		(141)
Net profit/(loss)		(141)
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 18	₽ 16